UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Financial	22.62%
Technology	20.88
Communications	15.19
Consumer, Cyclical	10.53
Consumer, Non-cyclical	9.63
Industrial	7.15
Energy	4.24
Basic Materials	3.96
Exchange Traded Funds	3.16
Utilities	1.89
Diversified	0.35
Short Term Investments	0.40
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,061.10	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.41
Investor Class
Actual	$1,000.00	$1,059.10	$6.28
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16
* Expenses are equal to the Fund's annualized expense ratio of 0.88% for the Institutional Class shares and 1.23% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.85%
40,352	African Rainbow Minerals Ltd	$ 425,723
22,351	AngloGold Ashanti Ltd ADR	471,383
815,300	Baoshan Iron & Steel Co Ltd Class A	631,280
200,005	Gold Fields Ltd Sponsored ADR	2,766,069
127,200	Grupo Mexico SAB de CV Series B	611,589
19,064	KGHM Polska Miedz SA	527,866
7,847	LG Chem Ltd(a)	3,994,609
432,700	Meihua Holdings Group Co Ltd Class A	532,813
423,800	Metalurgica Gerdau SA	1,050,605
26,714	Navin Fluorine International Ltd	1,468,429
5,739	POSCO Holdings Inc	1,698,469
431,591	Sappi Ltd(b)	894,540
33,359	Sasol Ltd	413,293
29,794	Saudi Basic Industries Corp	705,277
46,100	Shandong Weifang Rainbow Chemical Co Ltd Class A	499,206
28,349	Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,058,704
116,600	Vale SA	1,567,021
483,681	Vedanta Ltd	1,647,421
		21,964,297
Communications — 14.77%
143,000	Accton Technology Corp	1,608,493
1,553,100	Alibaba Group Holding Ltd(a)	16,167,508
15,334	Baidu Inc Sponsored ADR(a)	2,099,378
34,093	Cartrade Tech Ltd(a)	200,980
101,200	Etihad Etisalat Co	1,298,224
17,196	Info Edge India Ltd	942,977
139,609	JD.com Inc Class A	2,380,971
53,585	KT Corp	1,212,998
172,700	Kuaishou Technology(a)(c)	1,186,994
458,910	Meituan Class B(a)(c)	7,196,130
2,382	MercadoLibre Inc(a)	2,821,717
22,000	momo.com Inc	487,551
3,262,000	My EG Services Bhd	525,686
6,699	Naspers Ltd Class N	1,210,250
7,541	NAVER Corp	1,055,626
4,674	NCSoft Corp	1,052,559
221,056	Ooredoo QPSC	664,383
284,167	Orange Polska SA	488,705
27,056	PDD Holdings Inc ADR(a)	1,870,652
59,601	Route Mobile Ltd	1,160,025
3,596	Samsung SDI Co Ltd	1,836,242
10,521	Saudi Research & Media Group(a)	531,085
82,131	Saudi Telecom Co	957,626
24,564	TeamLease Services Ltd(a)	747,264
2,050,500	Telkom Indonesia Persero Tbk PT	548,555
653,700	Tencent Holdings Ltd	27,717,651
74,677	Tencent Music Entertainment Group ADR(a)	551,116
Shares		Fair Value
Communications — (continued)
239,200	TIM SA	$ 731,358
20,981	Trip.com Group Ltd ADR(a)	734,335
368,578	Turkcell Iletisim Hizmetleri AS	514,270
73,769	Vipshop Holdings Ltd ADR(a)	1,217,188
123,303	Vodacom Group Ltd	768,337
1,905,431	Zomato Ltd(a)	1,748,282
		84,235,116
Consumer, Cyclical — 10.24%
405,898	Abu Dhabi National Oil Co for Distribution PJSC	430,983
111,960	AIMA Technology Group Co Ltd Class A	497,457
239,000	Alsea SAB de CV(a)	778,422
621,255	Americana Restaurants International PLC	715,467
106,400	ANTA Sports Products Ltd	1,093,358
1,605,100	Astra International Tbk PT	728,039
6,826	BGF retail Co Ltd	906,739
155,500	BYD Co Ltd Class H	4,986,055
36,371	Ceat Ltd	922,448
597,600	Central Retail Corp PCL	249,456
99,828	Clicks Group Ltd	1,385,883
36,720	Contemporary Amperex Technology Co Ltd Class A	1,160,214
7,717	Craftsman Automation Ltd	379,509
230,290	Crompton Greaves Consumer Electricals Ltd	814,145
5,151	F&F Co Ltd	469,514
109,000	Feng TAY Enterprise Co Ltd	689,550
837,000	Haidilao International Holding Ltd(c)	1,850,951
377,600	Haier Smart Home Co Ltd Class H	1,190,783
273,900	Hisense Visual Technology Co Ltd Class A	935,117
58,000	Jinan Acetate Chemical Co Ltd	1,032,125
215,770	Jollibee Foods Corp	936,129
63,244	JUMBO SA	1,739,103
8,726	JYP Entertainment Corp	870,899
107,153	Kia Corp	7,217,938
37,816	KPIT Technologies Ltd	504,149
32,018	LG Electronics Inc	3,098,974
30,448	Li Auto Inc ADR(a)	1,068,725
229,000	Li Ning Co Ltd	1,236,642
54,121	Mahindra & Mahindra Ltd	961,588
2,323,100	Map Aktif Adiperkasa PT	1,053,665
40,729	MINISO Group Holding Ltd ADR	691,986
70,215	Mr Price Group Ltd	535,600
90,000	Nien Made Enterprise Co Ltd	992,052
29,220	Ningbo Deye Technology Co Ltd Class A	603,369
42,000	Poya International Co Ltd	800,749
697,200	Samsonite International SA(a)(c)	1,971,538
343,300	Sendas Distribuidora S/A	987,986
145,200	Shenzhou International Group Holdings Ltd	1,394,570

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
168,600	Sona Blw Precision Forgings Ltd(c)	$ 1,063,065
228,900	Suofeiya Home Collection Co Ltd Class A	549,328
166,283	Tata Motors Ltd(a)	1,211,927
346,000	Tong Yang Industry Co Ltd	586,900
74,332	Turk Hava Yollari AO(a)	553,693
657,900	Wal-Mart de Mexico SAB de CV	2,609,384
58,000	Wowprime Corp(a)	594,842
51,053	Yum China Holdings Inc	2,884,495
122,000	Zhongsheng Group Holdings Ltd	468,345
		58,403,856
Consumer, Non-Cyclical — 9.36%
20,266	Apollo Hospitals Enterprise Ltd	1,261,502
422,300	Arca Continental SAB de CV	4,334,268
763,700	Bangkok Dusit Medical Services PCL NVDR	598,875
29,363	Britannia Industries Ltd	1,800,468
377,300	Budweiser Brewing Co APAC Ltd(c)	976,324
250,400	Bumrungrad Hospital PCL	1,589,057
455,000	China Mengniu Dairy Co Ltd	1,719,577
94,000	China Resources Beer Holdings Co Ltd	621,173
39,587	Chongqing Brewery Co Ltd Class A	502,714
171,115	Cipla Ltd	2,120,169
3,330	CJ CheilJedang Corp	682,386
46,801	Coca-Cola Femsa SAB de CV Sponsored ADR	3,898,991
1,740,000	CSPC Pharmaceutical Group Ltd	1,514,285
17,384	Dino Polska SA(a)(c)	2,031,033
41,845	Dr Reddy's Laboratories Ltd	2,635,399
182,000	Grape King Bio Ltd	982,676
115,100	Hypera SA	1,109,125
365,150	International Container Terminal Services Inc	1,348,661
524,600	Kimberly-Clark de Mexico SAB de CV Class ARK Class A	1,170,443
8,604,900	Monde Nissin Corp(c)	1,250,939
26,759	Nahdi Medical Co	1,218,281
102,452	National Marine Dredging Co(a)	540,950
20,272	National Medical Care Co	695,065
5,036	Nestle India Ltd	1,407,379
16,092	New Oriental Education & Technology Group Inc Sponsored ADR(a)(b)	635,473
107,600	Nongfu Spring Co Ltd Class H(c)	595,516
18,773	Orion Corp	1,712,086
36,048	Richter Gedeon Nyrt	889,939
64,682	Sarantis SA	527,947
98,100	Shandong WIT Dyne Health Co Ltd Class A	477,214
14,200	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	587,623
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,740,000	Sino Biopharmaceutical Ltd	$ 1,197,176
168,400	Sinopharm Group Co Ltd Class H	527,175
5,259,900	Sumber Alfaria Trijaya Tbk PT	906,343
387,807	Sun Pharmaceutical Industries Ltd	4,975,557
208,345	Tata Consumer Products Ltd	2,190,598
132,500	WuXi AppTec Co Ltd Class H(c)	1,061,914
97,000	Wuxi Biologics Cayman Inc(a)(c)	466,187
294,000	Yihai International Holding Ltd	633,249
		53,393,737
Diversified — 0.35%
899,000	CITIC Ltd	1,076,409
499,429	Haci Omer Sabanci Holding AS	883,804
		1,960,213
Energy — 4.12%
304,000	Huaibei Mining Holdings Co Ltd Class A	482,698
1,116,000	Kunlun Energy Co Ltd	879,139
79,550	MOL Hungarian Oil & Gas PLC	696,492
165,754	ORLEN SA	2,627,151
4,378,000	PetroChina Co Ltd Class H(a)	3,039,899
315,354	Petroleo Brasileiro SA Sponsored ADR	4,361,346
84,900	PRIO SA(a)	659,419
257,100	PTT Exploration & Production PCL	1,055,260
180,516	Reliance Industries Ltd	5,626,880
403,041	Saudi Arabian Oil Co(c)	3,491,161
254,800	Shanxi Lu'an Environmental Energy Development Co Ltd Class A	573,124
		23,492,569
Financial — 22.00%
66,922	Absa Group Ltd(b)	597,301
744,328	Abu Dhabi Commercial Bank PJSC	1,643,479
169,204	Abu Dhabi Islamic Bank PJSC	490,153
127,600	AIA Group Ltd	1,295,969
651,231	Akbank TAS	506,104
92,572	Alinma Bank	832,030
242,174	Axis Bank Ltd	2,922,157
8,232	Bajaj Finance Ltd	721,008
277,700	Banco do Brasil SA(a)	2,870,839
34,558	Bancolombia SA Sponsored ADR	922,007
312,800	Bangkok Bank PCL	1,531,709
4,405,000	Bank BTPN Syariah Tbk PT	607,004
6,519,200	Bank Central Asia Tbk PT	3,998,214
9,780,200	Bank Mandiri Persero Tbk PT	3,403,581
720,800	Bank Negara Indonesia Persero Tbk PT	442,247
1,240,879	Bank of Baroda	2,889,711
8,765,000	Bank of China Ltd Class H	3,519,082

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,628,000	Bank of Communications Co Ltd Class H(a)	$ 1,080,162
9,798,200	Bank Rakyat Indonesia Persero Tbk PT(a)	3,577,240
111,200	BB Seguridade Participacoes SA	714,131
834,000	BDO Unibank Inc	2,088,405
2,976,100	BFI Finance Indonesia Tbk PT	284,188
826,600	Caixa Seguridade Participacoes S/A	1,778,117
476,800	Chailease Holding Co Ltd	3,134,864
2,475,000	China CITIC Bank Corp Ltd Class H	1,163,640
4,316,000	China Construction Bank Corp Class H	2,794,281
1,619,500	China Galaxy Securities Co Ltd Class H	866,900
275,200	China International Capital Corp Ltd Class H(c)	485,154
426,000	China Life Insurance Co Ltd Class H	713,117
856,500	China Merchants Bank Co Ltd Class H	3,906,575
235,000	China Pacific Insurance Group Co Ltd Class H	610,098
182,000	China Resources Land Ltd	774,531
129,600	China Resources Mixc Lifestyle Services Ltd(b)(c)	645,558
911,400	China Taiping Insurance Holdings Co Ltd	949,469
1,403,500	CIMB Group Holdings Bhd	1,523,455
36,590	Co for Cooperative Insurance	1,365,772
43,505	Computer Age Management Services Ltd	1,168,244
7,484	Credicorp Ltd	1,104,938
15,222	DB Insurance Co Ltd	864,572
1,012,720	Emaar Properties PJSC	1,780,084
180,648	Emirates NBD Bank PJSC	735,369
591,510	Eurobank Ergasias Services & Holdings SA Class A(a)	974,567
358,556	FirstRand Ltd	1,306,500
625,600	GF Securities Co Ltd Class H(b)	864,900
74,458	Godrej Properties Ltd(a)	1,427,219
101,516	HDFC Bank Ltd	2,106,743
37,700	Hong Kong Exchanges & Clearing Ltd	1,428,416
29,165	Hyundai Marine & Fire Insurance Co Ltd	688,144
758,215	ICICI Bank Ltd	8,680,794
1,774,000	Industrial & Commercial Bank of China Ltd Class H	948,046
120,228	Industrial Bank of Korea	945,767
271,300	Itau Unibanco Holding SA	1,609,148
61,497	JB Financial Group Co Ltd	395,804
104,185	JSE Ltd	503,730
501,890	Karur Vysya Bank Ltd	765,286
23,151	KB Financial Group Inc(a)	840,259
119,900	KE Holdings Inc ADR(a)	1,780,515
3,271,600	Krung Thai Bank PCL NVDR	1,793,003
Shares		Fair Value
Financial — (continued)
418,200	Manappuram Finance Ltd	$ 676,484
43,025	Meritz Financial Group Inc	1,364,153
954,970	Metropolitan Bank & Trust Co	966,157
483,051	National Bank of Greece SA(a)	3,140,036
105,126	NEPI Rockcastle NV	617,030
80,614	Nova Ljubljanska Banka dd GDR	1,287,793
463,600	Odontoprev SA	1,201,553
1,585,086	Old Mutual Ltd	1,020,721
62,649	Pagseguro Digital Ltd Class A(a)	591,407
20,270,000	Pakuwon Jati Tbk PT	659,371
4,493,000	People's Insurance Co Group of China Ltd Class H	1,631,956
2,050,000	PICC Property & Casualty Co Ltd Class H	2,282,587
1,151,500	Ping An Insurance Group Co of China Ltd Class H	7,354,535
641,331	Prologis Property Mexico SA de CV REIT	2,373,940
28,879	Reinet Investments SCA	639,761
3,824	Samsung Fire & Marine Insurance Co Ltd	667,309
86,653	Saudi National Bank	854,635
82,134	SBI Life Insurance Co Ltd(c)	1,310,361
90,620	Standard Bank Group Ltd	855,591
704,002	State Bank of India	4,930,769
1,292,745	Turkiye Is Bankasi AS Class C	696,279
		125,482,728
Industrial — 6.96%
1,036,700	Airports of Thailand PCL(a)	2,097,962
24,140	Amber Enterprises India Ltd(a)	665,119
709,764	Bharat Electronics Ltd	1,090,011
19,782,000	China Tower Corp Ltd Class H(c)	2,203,108
318,000	Chung-Hsin Electric & Machinery Manufacturing Corp	1,404,668
10,152	Danaos Corp	678,052
626,000	Delta Electronics Inc	6,937,540
360,300	Delta Electronics Thailand PCL	937,884
23,759	Doosan Bobcat Inc(a)	1,062,029
33,500	Grupo Aeroportuario del Pacifico SAB de CV Class B(b)	602,890
186,000	Grupo Argos SA	430,248
6,221	Hanwha Aerospace Co Ltd	602,500
60,988	Hindustan Aeronautics Ltd	2,824,661
103,000	Hiwin Technologies Corp	788,804
42,093	HMM Co Ltd	605,263
48,824	Hyundai Rotem Co Ltd(a)	1,359,417
144,200	Jingjin Equipment Inc Class A	623,498
28,700	Larsen & Toubro Ltd	867,816
38,000	Lotes Co Ltd	1,052,224
134,000	Micro-Star International Co Ltd	761,954
66,000	Nan Ya Printed Circuit Board Corp	563,111

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
511,200	Nanofilm Technologies International Ltd	$ 513,428
451,508	Rail Vikas Nigam Ltd	673,030
6,809	Samsung C&T Corp	548,015
5,545	Samsung Electro-Mechanics Co Ltd	612,188
715,500	Semen Indonesia Persero Tbk PT(a)	291,385
72,700	SF Holding Co Ltd Class A	451,860
62,000	Silergy Corp	772,346
149,200	Sunny Optical Technology Group Co Ltd	1,495,971
282,000	Sunonwealth Electric Machine Industry Co Ltd	844,159
108,500	Techtronic Industries Co Ltd	1,186,514
1,006,300	Tian Di Science & Technology Co Ltd Class A	808,394
119,000	Unimicron Technology Corp	676,713
19,000	Voltronic Power Technology Corp	1,201,598
137,700	ZBOM Home Collection Co Ltd Class A	626,503
32,803	ZTO Express Cayman Inc ADR	822,699
		39,683,562
Technology — 20.30%
49,000	Advantech Co Ltd	645,120
26,130	Arabian Internet & Communications Services Co	2,253,521
105,150	Canmax Technologies Co Ltd Class A	519,985
15,887	Coforge Ltd	915,905
8,441	Elm Co	1,314,386
17,000	Global Unichip Corp	879,890
172,247	Infosys Ltd	2,805,541
237,371	Infosys Ltd Sponsored ADR	3,814,552
108,000	International Games System Co Ltd	2,152,224
389,000	King Yuan Electronics Co Ltd	714,140
300,600	Kingnet Network Co Ltd Class A(a)	651,351
227,000	MediaTek Inc	5,024,839
275,400	NetEase Inc	5,334,199
145,000	Novatek Microelectronics Corp	1,990,875
19,448	Persistent Systems Ltd	1,192,544
553,636	Samsung Electronics Co Ltd	30,485,020
7,407	SK Hynix Inc(a)	650,812
61,360	Sonata Software Ltd	756,800
2,394,000	Taiwan Semiconductor Manufacturing Co Ltd	44,225,160
82,552	Tata Consultancy Services Ltd	3,335,707
37,218	TDCX Inc ADR(a)	294,394
124,000	Tong Hsing Electronic Industries Ltd	731,815
1,898,000	United Microelectronics Corp	2,982,161
28,000	WinWay Technology Co Ltd	702,000
15,000	Wiwynn Corp	685,537
Shares		Fair Value
Technology — (continued)
9,848	WNS Holdings Ltd ADR(a)	$ 725,994
		115,784,472
Utilities — 1.75%
199,000	Beijing Enterprises Holdings Ltd	721,988
2,167,000	China Datang Corp Renewable Power Co Ltd Class H	726,149
1,270,000	China Longyuan Power Group Corp Ltd Class H	1,311,751
274,000	China Resources Power Holdings Co Ltd	620,600
191,200	Cia de Saneamento do Parana	873,302
10,183,468	Enel Chile SA	661,747
45,200	Energisa S/A	475,770
134,100	ENN Energy Holdings Ltd	1,677,335
291,691	ENN Natural Gas Co Ltd Class A	762,150
2,273,400	GD Power Development Co Ltd Class A	1,199,578
150,966	Saudi Electricity Co	913,441
		9,943,811
TOTAL COMMON STOCK — 93.70% (Cost $540,069,945)		$534,344,361
PREFERRED STOCK
Utilities — 0.10%
199,400	Cia Energetica de Minas Gerais	534,710
TOTAL PREFERRED STOCK — 0.10% (Cost $425,170)		$ 534,710
EXCHANGE TRADED FUNDS
117,418	iShares ESG Aware MSCI EM ETF	3,713,931
236,759	iShares MSCI China A ETF	6,908,628
257,808	Xtrackers Harvest CSI 300 China A ETF	6,898,942

TOTAL EXCHANGE TRADED FUNDS — 3.07% (Cost $17,656,207)		$ 17,521,501

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.39%
$ 242,446	Undivided interest of 0.28% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $242,446 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(d)	$ 242,446
994,414	Undivided interest of 1.09% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $994,414 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(d)	994,414
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 994,414	Undivided interest of 1.10% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $994,414 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(d)	$ 994,414
TOTAL SHORT TERM INVESTMENTS — 0.39% (Cost $2,231,274)		$ 2,231,274
TOTAL INVESTMENTS — 97.26% (Cost $560,382,596)		$554,631,846
OTHER ASSETS & LIABILITIES, NET — 2.74%		$ 15,650,857
TOTAL NET ASSETS — 100.00%		$570,282,703

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2023.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Summary of Investments by Country as of June 30, 2023.
Country	Fair Value	Percentage of Fund Investments
China	$147,958,194	26.68%
Taiwan	84,842,208	15.30
India	83,056,617	14.97
South Korea	67,500,291	12.17
United States	21,724,313	3.92
Brazil	21,115,834	3.81
Indonesia	16,499,833	2.97
Saudi Arabia	16,430,505	2.96
Mexico	16,379,928	2.95
South Africa	13,154,920	2.37
Hong Kong	11,648,888	2.10
Thailand	9,853,206	1.78
Greece	7,059,705	1.27
Philippines	6,590,290	1.19
United Arab Emirates	6,336,485	1.14
Poland	5,674,755	1.02
Turkey	3,154,151	0.57
Uruguay	2,821,717	0.51
Chile	2,720,451	0.49
Malaysia	2,049,141	0.37
Hungary	1,586,431	0.29
Colombia	1,352,256	0.24
Slovenia	1,287,793	0.23
Peru	1,104,938	0.20
Singapore	807,822	0.15
Qatar	664,383	0.12
Luxembourg	639,761	0.12
Netherlands	617,030	0.11
Total	$554,631,846	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Emerging Markets Equity Fund
ASSETS:
Investments in securities, fair value (including $2,143,395 of securities on loan)(a)	$552,400,572
Repurchase agreements, fair value(b)	2,231,274
Cash	14,057,721
Cash denominated in foreign currencies, fair value(c)	157,206
Dividends receivable	3,249,860
Subscriptions receivable	2,891,285
Receivable for investments sold	1,172,303
Total Assets	576,160,221
LIABILITIES:
Payable for director fees	7,312
Payable for investments purchased	2,802,443
Payable for other accrued fees	249,873
Payable for shareholder services fees	59,754
Payable to investment adviser	333,267
Payable upon return of securities loaned	2,231,274
Redemptions payable	193,595
Total Liabilities	5,877,518
NET ASSETS	$570,282,703
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,872,665
Paid-in capital in excess of par	684,309,826
Undistributed/accumulated deficit	(120,899,788)
NET ASSETS	$570,282,703
NET ASSETS BY CLASS
Investor Class	$223,747,396
Institutional Class	$346,535,307
CAPITAL STOCK:
Authorized
Investor Class	185,000,000
Institutional Class	180,000,000
Issued and Outstanding
Investor Class	27,172,209
Institutional Class	41,554,445
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.23
Institutional Class	$8.34
(a) Cost of investments	$558,151,322
(b) Cost of repurchase agreements	$2,231,274
(c) Cost of cash denominated in foreign currencies	$122,399
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Emerging Markets Equity Fund
INVESTMENT INCOME:
Interest	$93,710
Income from securities lending	22,075
Dividends	9,120,539
Foreign withholding tax	(1,203,435)
Total Income	8,032,889
EXPENSES:
Management fees	2,709,473
Shareholder services fees – Investor Class	425,877
Audit and tax fees	38,855
Custodian fees	268,144
Directors fees	16,546
Legal fees	3,881
Pricing fees	10,303
Registration fees	31,104
Shareholder report fees	16,928
Transfer agent fees	4,478
Other fees	7,067
Total Expenses	3,532,656
Less amount waived by investment adviser	542,276
Net Expenses	2,990,380
NET INVESTMENT INCOME	5,042,509
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(42,499,849)
Net Realized Loss	(42,499,849)
Net change in unrealized appreciation on investments and foreign currency translations	70,589,691
Net Change in Unrealized Appreciation	70,589,691
Net Realized and Unrealized Gain	28,089,842
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,132,351
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Emerging Markets Equity Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$5,042,509	$14,311,731
Net realized loss	(42,499,849)	(70,033,894)
Net change in unrealized appreciation (depreciation)	70,589,691	(96,639,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,132,351	(152,361,365)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(5,272,152)
Institutional Class	-	(5,581,629)
From Net Investment Income and Net Realized Gains	0	(10,853,781)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	93,131,375	231,759,005
Institutional Class	35,853,448	84,759,543
Shares issued in reinvestment of distributions
Investor Class	-	5,272,152
Institutional Class	-	5,581,629
Shares redeemed
Investor Class	(208,164,227)	(95,675,102)
Institutional Class	(42,529,167)	(77,900,595)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(121,708,571)	153,796,632
Total Decrease in Net Assets	(88,576,220)	(9,418,514)
NET ASSETS:
Beginning of Period	658,858,923	668,277,437
End of Period	$570,282,703	$658,858,923
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,357,162	28,065,311
Institutional Class	4,380,921	9,948,822
Shares issued in reinvestment of distributions
Investor Class	-	678,003
Institutional Class	-	709,583
Shares redeemed
Investor Class	(26,112,650)	(11,650,053)
Institutional Class	(5,138,878)	(8,835,580)
Net Increase (Decrease)	(15,513,445)	18,916,086
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 7.78	0.05	0.40	0.45	—	—	—	—	$ 8.23	5.91% (d)
12/31/2022	$10.18	0.17	(2.44)	(2.27)	—	(0.11)	(0.02)	(0.13)	$ 7.78	(22.34%)
12/31/2021	$11.02	0.09	(0.58)	(0.49)	—	(0.14)	(0.21)	(0.35)	$10.18	(4.43%)
12/31/2020	$ 9.39	0.16	1.67	1.83	(0.01)	(0.19)	—	(0.20)	$11.02	19.57%
12/31/2019	$ 7.79	0.10	1.59	1.69	(0.01)	(0.08)	—	(0.09)	$ 9.39	21.67%
12/31/2018 (e)	$10.00	0.09	(2.22)	(2.13)	—	(0.08)	—	(0.08)	$ 7.79	(21.34%) (d)
Institutional Class
06/30/2023 (Unaudited)	$ 7.86	0.08	0.40	0.48	—	—	—	—	$ 8.34	6.11% (d)
12/31/2022	$10.26	0.21	(2.47)	(2.26)	—	(0.12)	(0.02)	(0.14)	$ 7.86	(22.09%)
12/31/2021	$11.03	0.15	(0.60)	(0.45)	—	(0.11)	(0.21)	(0.32)	$10.26	(4.08%)
12/31/2020	$ 9.35	0.13	1.74	1.87	(0.01)	(0.18)	—	(0.19)	$11.03	20.05%
12/31/2019	$ 7.78	0.14	1.57	1.71	(0.01)	(0.13)	—	(0.14)	$ 9.35	21.97%
12/31/2018 (e)	$10.00	0.12	(2.22)	(2.10)	—	(0.12)	—	(0.12)	$ 7.78	(21.02%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$223,747	1.42% (g)	1.23% (g)	1.29% (g)	56% (d)
12/31/2022	$326,138	1.41%	1.23%	2.04%	53%
12/31/2021	$252,800	1.41%	1.23%	0.83%	84%
12/31/2020	$ 51,824	1.49%	1.23%	1.59%	78%
12/31/2019	$ 10,129	1.50%	1.23%	1.21%	66%
12/31/2018 (e)	$ 12,536	1.56% (g)	1.23% (g)	0.98% (g)	60% (d)
Institutional Class
06/30/2023 (Unaudited)	$346,535	1.06% (g)	0.88% (g)	2.05% (g)	56% (d)
12/31/2022	$332,721	1.05%	0.88%	2.40%	53%
12/31/2021	$415,478	1.02%	0.88%	1.35%	84%
12/31/2020	$382,081	1.03%	0.88%	1.39%	78%
12/31/2019	$355,796	1.01%	0.88%	1.63%	66%
12/31/2018 (e)	$328,510	1.07% (g)	0.88% (g)	1.37% (g)	60% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on January 5, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Emerging Markets Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2023

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 9,419,911	$ 12,544,386	$ —	$ 21,964,297
Communications	10,025,744	74,209,372	—	84,235,116
Consumer, Cyclical	10,416,904	47,986,952	—	58,403,856
Consumer, Non-cyclical	11,148,300	42,245,437	—	53,393,737
Diversified	—	1,960,213	—	1,960,213
Energy	5,020,765	18,471,804	—	23,492,569
Financial	12,135,894	113,346,834	—	125,482,728
Industrial	1,930,999	37,752,563	—	39,683,562
Technology	4,834,940	110,949,532	—	115,784,472
Utilities	2,010,819	7,932,992	—	9,943,811
	66,944,276	467,400,085	—	534,344,361
Preferred Stock	—	534,710	—	534,710
Exchange Traded Funds	17,521,501	—	—	17,521,501
Short Term Investments	—	2,231,274	—	2,231,274
Total Assets	$ 84,465,777	$ 470,166,069	$ —	$ 554,631,846
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2023

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$576,779,703
Gross unrealized appreciation on investments	41,241,322
Gross unrealized depreciation on investments	(63,389,179)
Net unrealized depreciation on investments	$(22,147,857)
2.  RISK EXPOSURES
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.93% of the Fund’s average daily net assets up to $1 billion dollars, 0.88% of the Fund's average daily net assets over $1 billion dollars and 0.83% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.88% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2023

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$701,285	$791,665	$1,124,036	$542,276	$0
The Adviser and Empower Funds entered into sub-advisory agreements with Lazard Asset Management LLC and, prior to June 1, 2023, UBS Asset Management (Americas) Inc. (“UBS AM”). At a meeting held on April 20, 2023, the Board of Directors of Empower Funds approved removing UBS AM as a sub-adviser to the Fund and hiring Goldman Sachs Asset Management, L.P. as a sub-adviser to the Fund effective on June 1, 2023. The Adviser is responsible for compensating the Sub-Advisers for their services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $320,674,435 and $442,243,981, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $2,143,395 and received collateral as reported on the Statement of Assets and Liabilities of $2,231,274 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Emerging Markets Equity Fund (the “Fund”), a series of the Company; (ii) the investment sub-advisory agreement by and among the Company, ECM and Lazard Asset Management LLC (“Lazard”), with respect to the Fund (the “Lazard Sub-Advisory Agreement”); and (iii) the investment sub-advisory agreement by and among the Company, ECM and UBS Asset Management (Americas) Inc. (“UBS”), with respect to the Fund (the “UBS Sub-Advisory Agreement”). Additionally, at the April Board Meeting, the Board, including the Independent Directors unanimously approved a new investment sub-advisory agreement by and among the Company, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” and collectively with Lazard and UBS, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund (the “GSAM Sub-Advisory Agreement” and collectively with the Lazard Sub-Advisory Agreement and the UBS Sub-Advisory Agreement, the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”). (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board. Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is or will be responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security. Consistent with the foregoing manager-of-managers structure and ECM’s responsibilities under the Advisory Agreement, ECM recommended that at the April Board Meeting the Board approve the continuation of the UBS Sub-Advisory Agreement for the limited purpose of ensuring the uninterrupted provision of portfolio management services, with respect to UBS’s allocated portion of the Fund’s portfolio, during the transition from UBS to GSAM (the “Transition Period”).
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed approval or, as applicable, continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. ( “Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM. The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed approval or, as applicable, continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed or to be performed, fees charged or to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and/or to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower. (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving or proposed to serve the Fund and the portfolio management teams responsible or to be responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board considered the CCO’s assessment that the compliance program of each Sub-Adviser appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance - including with respect to GSAM, as it relates to that Sub-Adviser’s performance as to certain other Empower Funds. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided or to be provided to the Fund by ECM and the Sub-Advisers.

Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018. Therefore, the Board reviewed performance data for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations, for the one- and three-year periods ended December 31, 2022. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one- and three-year periods ended December 31, 2022 were in the third and fourth quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which exceeded its performance universe median for the one-year period. As to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns for both the one- and three-year periods ended December 31, 2022, were in the third quintile of its performance universe, which exceeded its performance universe median for the one-year period ended December 31, 2022. The Board also observed that the Fund underperformed its benchmark index for each period reviewed.
The Board assessed performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, and, as to Lazard and UBS, performance attribution commentary provided by the Sub-Advisers. Also relevant to the Board’s analysis were ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Furthermore, the Board considered ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of UBS for the Transition Period, the retention of Lazard and the engagement of GSAM. Additionally, the Board took into account its experience with and evaluation of GSAM from the organization’s service as a sub-adviser to certain other Empower Funds and the data provided by GSAM regarding its global emerging markets equity composite performance.
The Board determined that it was satisfied with, as applicable, the explanations for, oversight of and information provided regarding the Fund’s and/or adviser’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and Lazard from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term, through April 30, 2024.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from each of Lazard and UBS regarding its proprietary mutual fund and standard separate account fee schedules, in each case managed with the same emerging markets equity strategy employed for its allocated portion of the Fund. Further noted was the statement by each of Lazard and UBS that it does not sub-advise any other mutual funds using such strategy. In addition, the Board noted UBS’s statement that, based upon a review of accounts of similar size, mandates and service level, it believes that the fee charged to ECM for the Fund is fair and reasonable and that the fee compares favorably to institutional accounts and other registered investment companies sub-advised by UBS. With respect to GSAM and its proposed sub-advisory fee schedule, the Board received information regarding the Sub-Adviser’s standard separate account fee schedule and a representative account managed with the firm’s global emerging markets equity strategy. Also noted by the Board were the factors identified by GSAM - such as investment vehicle type, benchmark, size of account, reporting requirements and client servicing obligations, among other things - that might contribute to clients paying different fee rates in the same portfolio strategy. Based on the information provided, the Board noted that the fees charged by the Sub-Advisers to other accounts and clients identified as comparable appeared to be competitive with the fees charged, or proposed to be charged, to ECM for the Fund. The Board also noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees are negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by Lazard. The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and Lazard.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to the Sub-Advisers, the Board noted that neither GSAM nor UBS provided an estimate of its profitability related to the Fund; GSAM indicated that it was premature to provide profitability estimates since it had not yet been onboarded as a sub-adviser to the Fund and UBS stated that it does not calculate profitability estimates for individual client mandates. In each case, the Board noted that the agreements with each of GSAM and UBS are arm’s length and therefore, profitability information was not relevant to the Board’s consideration of the approval of the GSAM Sub-Advisory Agreement and the UBS Sub-Advisory Agreement, respectively.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board also noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedules take effect at lower asset levels than for the management fee, the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that each Sub-Adviser receives or may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement are reasonable and that the approval of the GSAM Sub-Advisory Agreement and, with respect to each other Agreement, the continuation of such Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023